CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO

Schedule of investments (unaudited)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.8%
COMMUNICATION SERVICES - 8.0%
Entertainment - 3.2%
Netflix Inc.	35,400	$13,367,040	*

Interactive Media & Services - 4.8%
Meta Platforms Inc., Class A Shares	66,216	19,878,705	*

TOTAL COMMUNICATION SERVICES		33,245,745

CONSUMER DISCRETIONARY - 10.8%
Automobile Components - 1.1%
Aptiv PLC	47,762	4,708,856	*

Automobiles - 1.0%
Tesla Inc.	16,100	4,028,542	*

Broadline Retail - 7.2%
Amazon.com Inc.	236,100	30,013,032	*

Textiles, Apparel & Luxury Goods - 1.5%
NIKE Inc., Class B Shares	64,600	6,177,052

TOTAL CONSUMER DISCRETIONARY		44,927,482

CONSUMER STAPLES - 3.8%
Beverages - 1.8%
Monster Beverage Corp.	137,400	7,275,330	*

Consumer Staples Distribution & Retail - 0.9%
Target Corp.	34,900	3,858,893

Personal Care Products - 1.1%
Estee Lauder Cos. Inc., Class A Shares	31,600	4,567,780

TOTAL CONSUMER STAPLES		15,702,003

FINANCIALS - 9.8%
Capital Markets - 2.0%
S&P Global Inc.	23,132	8,452,664

Financial Services - 6.1%
PayPal Holdings Inc.	87,756	5,130,216	*
Visa Inc., Class A Shares	87,187	20,053,882

Total Financial Services		25,184,098

Insurance - 1.7%
Marsh & McLennan Cos. Inc.	36,800	7,003,040

TOTAL FINANCIALS		40,639,802

HEALTH CARE - 15.1%
Health Care Equipment & Supplies - 6.6%
Alcon Inc.	97,800	7,536,468
Dexcom Inc.	53,800	5,019,540	*

See Notes to Schedule of Investments.

ClearBridge Variable Large Cap Growth Portfolio 2023 Quarterly Report	1

CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - (continued)
Intuitive Surgical Inc.	27,770	$8,116,893	*
Stryker Corp.	23,900	6,531,153

Total Health Care Equipment & Supplies		27,204,054

Health Care Providers & Services - 3.5%
UnitedHealth Group Inc.	29,174	14,709,239

Life Sciences Tools & Services - 2.1%
Thermo Fisher Scientific Inc.	17,429	8,822,037

Pharmaceuticals - 2.9%
Eli Lilly & Co.	8,700	4,673,031
Zoetis Inc.	41,474	7,215,647

Total Pharmaceuticals		11,888,678

TOTAL HEALTH CARE		62,624,008

INDUSTRIALS - 10.6%
Aerospace & Defense - 1.3%
RTX Corp.	74,490	5,361,045

Air Freight & Logistics - 1.4%
United Parcel Service Inc., Class B Shares	38,824	6,051,497

Electrical Equipment - 2.3%
Eaton Corp. PLC	44,080	9,401,383

Ground Transportation - 3.3%
Uber Technologies Inc.	174,285	8,015,367	*
Union Pacific Corp.	27,100	5,518,373

Total Ground Transportation		13,533,740

Trading Companies & Distributors - 2.3%
W.W. Grainger Inc.	13,727	9,496,888

TOTAL INDUSTRIALS		43,844,553

INFORMATION TECHNOLOGY - 34.6%
Semiconductors & Semiconductor Equipment - 9.4%
ASML Holding NV, Registered Shares	11,420	6,722,497
Intel Corp.	100,700	3,579,885
NVIDIA Corp.	65,788	28,617,122

Total Semiconductors & Semiconductor Equipment		38,919,504

Software - 20.5%
Adobe Inc.	19,548	9,967,525	*
Atlassian Corp., Class A Shares	26,630	5,366,211	*
Intuit Inc.	10,900	5,569,246
Microsoft Corp.	103,812	32,778,639
Palo Alto Networks Inc.	42,539	9,972,843	*
Salesforce Inc.	46,510	9,431,298	*
Splunk Inc.	33,792	4,942,080	*

See Notes to Schedule of Investments.

2	ClearBridge Variable Large Cap Growth Portfolio 2023 Quarterly Report

CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Portfolio net assets)

SECURITY		SHARES	VALUE
Software - (continued)
Unity Software Inc.		36,700	$1,152,013	*
Workday Inc., Class A Shares		28,430	6,108,186	*

Total Software			85,288,041

Technology Hardware, Storage & Peripherals - 4.7%
Apple Inc.		112,962	19,340,224

TOTAL INFORMATION TECHNOLOGY			143,547,769

MATERIALS - 1.7%
Chemicals - 1.7%
Sherwin-Williams Co.		27,400	6,988,370

REAL ESTATE - 1.5%
Specialized REITs - 1.5%
Equinix Inc.		8,809	6,397,624

UTILITIES - 0.9%
Electric Utilities - 0.9%
NextEra Energy Inc.		68,700	3,935,823

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $237,007,249)			401,853,179

	RATE
SHORT-TERM INVESTMENTS - 2.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.204%	5,827,366	5,827,366	(a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.270%	5,827,366	5,827,366	(a)(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $11,654,732)			11,654,732

TOTAL INVESTMENTS - 99.6% (Cost - $248,661,981)			413,507,911
Other Assets in Excess of Liabilities - 0.4%			1,812,617

TOTAL NET ASSETS - 100.0%			$415,320,528

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2023, the total market value of investments in Affiliated Companies was $5,827,366 and the cost was $5,827,366 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Variable Large Cap Growth Portfolio 2023 Quarterly Report	3

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Large Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making

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Notes to Schedule of Investments (unaudited) (continued)

fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

5

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$401,853,179	—	—	$401,853,179
Short-Term Investments†	11,654,732	—	—	11,654,732

Total Investments	$413,507,911	—	—	$413,507,911

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2023. The following transactions were effected in such company for the period ended September 30, 2023.

	Affiliate Value at December 31,	Purchased		Sold
	2022	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$2,661,359	$25,007,275	25,007,275	$21,841,268	21,841,268

6

Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$127,232	—	$5,827,366

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